UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06500

Name of Fund: BlackRock MuniYield New York Insured Fund, Inc. (MYN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield New
York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

	BlackRock MuniYield New York Insured Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

New York - 124.4%	Buffalo, New York, School, GO, Series D, 5.50%, 12/15/14 (a)(b)	$ 1,250	$ 1,308,650

	Buffalo, New York, School, GO, Series D, 5.50%, 12/15/16 (a)(b)	1,500	1,570,380

	Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F,
	6%, 7/01/13 (a)(b)	4,300	4,423,582

	Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid
	Waste System-Forward), Series A, 5.40%, 1/01/13 (b)	1,700	1,766,436

	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
	Project), 5.75%, 5/01/20 (c)	1,900	1,964,657

	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 4.50%, 2/15/47 (b)	16,275	11,497,148

	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (a)	12,150	9,237,524

	Huntington, New York, GO, Refunding, 5.50%, 4/15/11 (d)	485	514,401

	Huntington, New York, GO, Refunding, 5.50%, 4/15/12 (d)	460	494,422

	Huntington, New York, GO, Refunding, 5.50%, 4/15/13 (d)	455	491,081

	Huntington, New York, GO, Refunding, 5.50%, 4/15/14 (d)	450	487,989

	Huntington, New York, GO, Refunding, 5.50%, 4/15/15 (d)	450	488,781

	Ilion, New York, Central School District, GO, Series B, 5.50%, 6/15/10 (a)	1,675	1,778,699

	Long Island Power Authority, New York, Electric System Revenue Bonds,
	Series A, 5%, 9/01/29 (d)	7,000	6,195,980

	Long Island Power Authority, New York, Electric System Revenue Bonds,
	Series A, 5%, 9/01/34 (d)	7,750	6,647,795

	Long Island Power Authority, New York, Electric System Revenue Refunding
	Bonds, Series B, 5%, 12/01/35 (c)	4,000	3,667,280

	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
	University Project), Series A, 5%, 7/01/30 (d)	5,410	5,095,679

	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate
	University Project), Series A, 5%, 7/01/35 (d)	4,250	3,898,738

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, Series A, 5%, 11/15/35 (b)	5,000	4,258,300

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, Series A, 5%, 11/15/30 (b)	6,600	5,798,760

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, Series A, 5%, 11/15/32 (c)	1,015	942,641

	Metropolitan Transportation Authority, New York, Revenue Bonds,
	Series C, 6.50%, 11/15/28	3,200	3,378,528

	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	Series A, 5.125%, 11/15/22 (a)	1,390	1,312,160

	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
	Series A, 5.25%, 11/15/31 (a)	2,500	2,247,375

	Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HFA	Housing Finance Agency	PILOT	Payment in Lieu of Taxes

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
Series A, 5.75%, 11/15/32 (c)	$ 31,300	$ 31,218,307

Metropolitan Transportation Authority, New York, Revenue Refunding Bonds,
Series B, 5%, 11/15/28 (b)	1,500	1,339,275

Metropolitan Transportation Authority, New York, Transit Facilities Revenue
Refunding Bonds, Series C, 5.125%, 7/01/12 (c)(e)	1,640	1,761,852

Metropolitan Transportation Authority, New York, Transportation Revenue
Refunding Bonds, Series F, 5.25%, 11/15/12 (b)(e)	6,235	6,757,368

Metropolitan Transportation Authority, New York, Transportation Revenue
Refunding Bonds, Series F, 5%, 11/15/31 (b)	5,000	4,363,100

Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project),
AMT, 6.125%, 2/01/20	1,350	1,350,432

Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project),
AMT, 6.25%, 2/01/31	1,125	1,098,472

Nassau Health Care Corporation, New York, Health System Revenue Bonds,
5.75%, 8/01/09 (c)(e)	10,830	11,332,945

New York City, New York, City Housing Development Corporation, M/F
Housing Revenue Bonds, AMT, Series C, 5%, 11/01/26	1,500	1,219,410

New York City, New York, City Housing Development Corporation, M/F
Housing Revenue Bonds, AMT, Series C, 5.05%, 11/01/36	2,000	1,587,380

New York City, New York, City Housing Development Corporation, M/F
Housing Revenue Bonds, AMT, Series H-1, 4.70%, 11/01/40	1,340	890,644

New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
(Nightingale-Bamford School), 5.25%, 1/15/18 (d)	1,275	1,286,373

New York City, New York, City IDA, IDR (Japan Airlines Company), AMT,
6%, 11/01/15 (c)	5,900	5,956,758

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
Stadium Project), 5%, 1/01/36 (d)	11,800	9,895,834

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
Stadium Project), 5%, 1/01/39 (d)	5,750	4,758,987

New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball
Stadium Project), 5%, 1/01/46 (d)	9,900	7,906,932

New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
Project), 5%, 3/01/36 (b)	4,650	3,897,863

New York City, New York, City IDA, PILOT Revenue Bonds (Yankee Stadium
Project), 5%, 3/01/46 (a)	13,250	10,516,260

New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal
Charter Properties Inc.-The New York and Pennsylvania Hospital Leasehold
Project), 5.75%, 12/15/29 (c)	7,970	7,990,403

New York City, New York, City IDA, Special Facility Revenue Refunding Bonds
(Terminal One Group Association Project), AMT, 5.50%, 1/01/24	1,500	1,263,150

New York City, New York, City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/11 (b)(e)	24,650	26,496,039

New York City, New York, City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Series A, 4.25%, 6/15/39 (c)	1,050	778,260

New York City, New York, City Municipal Water Finance Authority,
Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	1,600	1,594,784

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York City, New York, City Municipal Water Finance Authority,
Water and Sewer System, Revenue Refunding Bonds, Series A,
5.125%, 6/15/34 (b)	$ 1,250	$ 1,179,362

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System, Revenue Refunding Bonds, Series A, 5%, 6/15/35 (d)	3,500	3,139,815

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System, Revenue Refunding Bonds, Series C, 5%, 6/15/35 (b)	975	885,729

New York City, New York, City Municipal Water Finance Authority, Water and
Sewer System, Revenue Refunding Bonds, Series F, 5%, 6/15/29 (c)	500	475,275

New York City, New York, City Transit Authority, Metropolitan Transportation
Authority, Triborough, COP, Series A, 5.625%, 1/01/12 (d)	1,020	1,049,682

New York City, New York, City Transitional Finance Authority, Building Aid
Revenue Bonds, Series S-2, 4.25%, 1/15/34 (a)	5,980	4,401,998

New York City, New York, City Transitional Finance Authority, Building Aid
Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(c)	5,000	4,504,900

New York City, New York, City Transitional Finance Authority, Building Aid
Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	2,000	1,551,380

New York City, New York, City Transitional Finance Authority, Future Tax
Secured Revenue Bonds, Series C, 5%, 2/01/33 (a)	16,195	14,773,079

New York City, New York, City Transitional Finance Authority, Future Tax
Secured Revenue Bonds, Series E, 5.25%, 2/01/22 (b)	2,500	2,515,850

New York City, New York, City Transitional Finance Authority, Future Tax
Secured, Revenue Refunding Bonds, Series A, 5%, 11/15/26 (a)	1,000	957,560

New York City, New York, City Transitional Finance Authority, Future Tax
Secured, Revenue Refunding Bonds, Series D, 5.25%, 2/01/21 (b)	3,000	3,027,930

New York City, New York, GO, Refunding, Series B, 7%, 2/01/18 (d)	70	70,519

New York City, New York, GO, Series B, 5.75%, 8/01/13 (b)	1,280	1,341,786

New York City, New York, IDA, Civic Facility Revenue Refunding Bonds
(Polytechnic University), 5.25%, 11/01/37 (f)	2,480	1,828,529

New York City, New York, Sales Tax Asset Receivable Corporation Revenue
Bonds, Series A, 5%, 10/15/32 (d)	11,200	10,544,240

New York City, New York, Trust for Cultural Resources, Revenue Refunding
Bonds (American Museum of Natural History), Series A, 5%, 7/01/36 (b)	4,250	3,837,962

New York Convention Center Development Corporation, New York, Revenue
Bonds (Hotel Unit Fee Secured), 5%, 11/15/30 (d)	1,500	1,282,020

New York Convention Center Development Corporation, New York, Revenue
Bonds (Hotel Unit Fee Secured), 5%, 11/15/35 (d)	33,750	28,743,525

New York Convention Center Development Corporation, New York, Revenue
Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	13,470	10,961,482

New York State Dormitory Authority, Lease Revenue Bonds (State University
Dormitory Facilities), 5%, 7/01/37 (d)	2,800	2,553,964

New York State Dormitory Authority, Non-State Supported Debt, Lease
Revenue Bonds (Municipal Health Facilities Improvement Program),
Sub-Series 2-5, 5%, 1/15/32	3,500	3,100,265

New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (Fordham University), Series B, 5%, 7/01/38 (g)	500	450,805

New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (School District Financing Program), Series A, 5%, 10/01/35 (c)	550	504,372

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (School District Financing Program), Series C, 5%, 10/01/37 (c)	$ 4,050	$ 3,692,952

New York State Dormitory Authority, Non-State Supported Debt, Revenue
Refunding Bonds (Mount Sinai School of Medicine of New York University),
5%, 7/01/35 (b)	2,100	1,790,082

New York State Dormitory Authority, Non-State Supported Debt,
Revenue Refunding Bonds (School District Financing Program), Series B,
5%, 4/01/36 (c)	6,000	5,490,420

New York State Dormitory Authority Revenue Bonds (Eger Health Care and
Rehabilitation Center), 6.10%, 8/01/37 (h)	3,045	3,000,817

New York State Dormitory Authority Revenue Bonds (New York State
Rehabilitation Association), Series A, 5.25%, 7/01/19 (i)	1,180	1,184,755

New York State Dormitory Authority Revenue Bonds (New York State
Rehabilitation Association), Series A, 5.125%, 7/01/23 (i)	1,000	980,240

New York State Dormitory Authority Revenue Bonds (School District Financing
Program), Series E, 5.75%, 10/01/30 (b)	6,900	6,916,353

New York State Dormitory Authority Revenue Bonds, Series B,
6.50%, 2/15/11 (b)(j)	1,000	1,086,190

New York State Dormitory Authority Revenue Bonds (Upstate Community
Colleges), Series A, 6%, 7/01/10 (c)(e)	1,780	1,906,896

New York State Dormitory Authority, Revenue Refunding Bonds (City
University System), Series C, 7.50%, 7/01/10 (a)	1,740	1,816,108

New York State Dormitory Authority, Revenue Refunding Bonds (School
District Financing Program), Series I, 5.75%, 10/01/18 (b)	1,370	1,428,170

New York State Dormitory Authority, State Supported Debt Revenue Bonds
(Mental Health Services Facilities), AMT, Series C, 5.40%, 2/15/33 (c)	6,460	5,201,657

New York State Dormitory Authority, State Supported Debt Revenue Bonds
(Mental Health Services Facilities), Series A, 5%, 2/15/33 (c)	5,400	4,866,426

New York State Dormitory Authority, State Supported Debt Revenue Bonds
(Mental Health Facilities), Series B, 5.25%, 2/15/14 (e)	1,570	1,708,238

New York State Energy Research and Development Authority, Gas Facilities
Revenue Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT,
Series A, 4.70%, 2/01/24 (a)	16,250	12,719,850

New York State Environmental Facilities Corporation, Special Obligation
Revenue Refunding Bonds (Riverbank State Park), 6.25%, 4/01/12 (d)	3,500	3,677,695

New York State, HFA, Housing Revenue Bonds (Tri-Senior Development
Project), AMT, Series A, 5.40%, 11/15/42 (k)	1,000	771,450

New York State, HFA, M/F Housing Revenue Bonds (Saint Philips Housing),
AMT, Series A, 4.65%, 11/15/38 (k)	3,750	2,842,837

New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,
AMT, Series 143, 4.90%, 10/01/37	1,000	706,770

New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding
Bonds, AMT, Series 133, 4.95%, 10/01/21	1,540	1,305,828

New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding
Bonds, AMT, Series 143, 4.85%, 10/01/27 (b)	2,485	1,920,656

New York State Thruway Authority, General Revenue Bonds, Series F,
5%, 1/01/30 (d)	6,000	5,591,580

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York State Thruway Authority, General Revenue Refunding Bonds, Series
G, 4.75%, 1/01/29 (c)	$ 8,000	$ 7,237,600

New York State Thruway Authority, General Revenue Refunding Bonds, Series
G, 4.75%, 1/01/30 (c)	9,000	8,047,440

New York State Thruway Authority, General Revenue Refunding Bonds, Series
H, 5%, 1/01/37 (a)(c)	10,000	8,971,900

New York State Thruway Authority, Highway and Bridge Trust Fund, Second
Generation Revenue Bonds, Series B, 5%, 4/01/27	1,500	1,427,100

New York State Thruway Authority, Second General Highway and Bridge
Trust Fund Revenue Bonds, Series A, 5%, 4/01/26 (d)	4,380	4,212,290

New York State Urban Development Corporation, Personal Income Tax
Revenue Bonds, Series C-1, 5%, 3/15/13 (b)(e)	3,000	3,206,700

New York State Urban Development Corporation, Personal Income Tax
Revenue Bonds (State Facilities), Series A-1, 5%, 3/15/29 (a)(b)	5,000	4,736,650

New York State Urban Development Corporation, Revenue Refunding Bonds
(Correctional Capital Facilities), Series A, 6.50%, 1/01/11 (c)	3,190	3,428,612

Niagara Falls, New York, GO (Water Treatment Plant), AMT,
7.25%, 11/01/10 (b)	1,000	1,091,550

Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo
Niagara International Airport), Series B, 5.50%, 4/01/19 (b)	2,705	2,726,126

North Country, New York, Development Authority, Solid Waste Management
System, Revenue Refunding Bonds, 6%, 5/15/15 (c)	1,260	1,346,663

North Hempstead, New York, GO, Refunding, Series B,
6.40%, 4/01/13 (a)(b)	1,745	1,941,679

North Hempstead, New York, GO, Refunding, Series B,
6.40%, 4/01/17 (a)(b)	555	631,723

Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk
Valley), Series A, 5.20%, 2/01/13 (c)	1,665	1,690,558

Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
AMT, 141st Series, 4.50%, 9/01/35 (i)	1,000	729,540

Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
6.25%, 12/01/10 (b)	14,750	14,701,620

Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
6.25%, 12/01/11 (b)	7,175	7,043,626

Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
6.25%, 12/01/13 (b)	4,425	4,261,585

Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
6.25%, 12/01/14 (b)	7,380	7,066,129

Port Authority of New York and New Jersey, Special Obligation
Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
5.75%, 12/01/22 (b)	10,160	8,983,675

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Port Authority of New York and New Jersey, Special Obligation
	Revenue Bonds (JFK International Air Terminal LLC), AMT, Series 6,
	5.75%, 12/01/25 (b)	$ 3,500	$ 3,011,575

	Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer
	Polytechnic Institute), 5%, 3/01/36	3,000	2,566,980

	Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer
	Polytechnic Institute), Series B, 5.50%, 8/01/22 (d)	1,255	1,260,284

	Rochester, New York, Housing Authority, Mortgage Revenue Bonds (Andrews
	Terrace Apartments Project), AMT, 4.70%, 12/20/38 (l)	1,500	1,007,265

	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT,
	5.25%, 6/01/27	4,625	3,644,870

	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6%, 10/01/10 (d)	8,530	8,715,698

	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6.15%, 10/01/11 (d)	9,170	9,406,678

	Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue
	Refunding Bonds (Ogden Martin System Huntington Project), AMT,
	6.25%, 10/01/12 (d)	6,470	6,643,137

	Syracuse, New York, IDA, PILOT Revenue Bonds (Carousel Center Project),
	AMT, Series A, 5%, 1/01/36 (m)	11,500	8,318,410

	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/20 (d)	5,000	4,897,900

	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series A-1, 5.25%, 6/01/22 (d)	2,000	1,906,500

	Tobacco Settlement Financing Corporation of New York Revenue Bonds,
	Series C-1, 5.50%, 6/01/22	1,900	1,855,540

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
	Refunding Bonds, Series Y, 6%, 1/01/12 (b)(j)	2,305	2,433,365

	Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue
	Bonds, 5%, 11/15/28 (d)	2,465	2,339,334

	Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue
	Bonds, Series A, 5.25%, 11/15/30 (b)	6,000	5,854,500

			556,360,615

Guam - 0.8%	A.B. Won Guam International Airport Authority, General Revenue Refunding
	Bonds, AMT, Series C, 5.25%, 10/01/21 (b)	2,240	1,939,325

	A.B. Won Guam International Airport Authority, General Revenue Refunding
	Bonds, AMT, Series C, 5.25%, 10/01/22 (b)	2,050	1,750,372

			3,689,697

Puerto Rico - 12.5%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 5.125%, 7/01/47 (g)	10,980	9,178,731

	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
	6%, 7/01/27 (b)	2,000	1,949,460

	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
	6%, 7/01/28 (b)	4,775	4,635,188

	BlackRock MuniYield New York Insured Fund, Inc.
	Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (c)	$ 5,000	$ 4,680,250

	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.25%, 7/01/33 (c)	1,000	895,730

	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.25%, 7/01/34 (c)	4,000	3,561,480

	Puerto Rico Commonwealth Highway and Transportation Authority, Highway
	Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (c)	6,000	5,292,960

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series G, 5.25%, 7/01/13 (a)(e)	655	714,533

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series G, 5.25%, 7/01/19 (a)	2,265	2,133,222

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Bonds, Series G, 5.25%, 7/01/21 (a)	345	317,638

	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series D, 5.75%, 7/01/12 (e)	3,000	3,242,040

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.62%, 7/01/31 (a)(n)	22,030	4,794,609

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.67%, 7/01/35 (d)(n)	3,900	627,315

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
	and Capital Appreciation Revenue Bonds, Series A, 4.77%, 7/01/43 (d)(n)	8,000	728,240

	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax
	Revenue Bonds, Series A, 5%, 7/01/31 (d)	4,000	3,342,840

	Puerto Rico Housing Financing Authority, Capital Funding Program,
	Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27	5,000	4,674,000

	Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (c)	2,000	1,769,700

	Puerto Rico Public Buildings Authority, Government Facilities Revenue
	Refunding Bonds, Series M-3, 6%, 7/01/28 (b)(o)	2,850	2,766,552

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.50%, 2/01/12 (e)	700	745,941

			56,050,429

	Total Municipal Bonds - 137.7%		616,100,741

	Municipal Bonds Transferred to Tender Option Bond Trusts (p)

New York - 18.6%	Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo
	Project), 5.75%, 5/01/24 (c)	4,238	4,285,714

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund
	Revenue Bonds, Series A, 5%, 11/15/31 (b)	3,901	3,404,306

	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 11/15/30 (c)	8,456	7,767,284

	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5.25%, 10/15/27 (d)	13,000	12,851,575

	New York City, New York, Sales Tax Asset Receivable Corporation Revenue
	Bonds, Series A, 5%, 10/15/32 (d)	16,000	15,707,480

	New York City, New York, Series J, 5%, 5/15/23	6,750	6,471,765

BlackRock MuniYield New York Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds Transferred to Tender Option Bond Trusts (p)	(000)	Value

New York State Dormitory Authority, Non-State Supported Debt Revenue
Bonds (New York University), Series A, 5%, 7/01/38	$ 6,498	$ 5,824,488

Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
AMT, 137th Series, 5.125%, 7/15/30 (c)	2,500	2,175,850

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
Bonds, 5.25%, 11/15/23 (b)	7,000	6,935,250

Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
Bonds, 5%, 11/15/32 (b)	19,677	18,030,147

Total Municipal Bonds Transferred to Tender Option Bond Trusts - 18.6%		83,453,859

Total Long-Term Investments (Cost - $775,909,624) - 156.3%		699,554,600

Short-Term Securities	Shares
CMA New York Municipal Money Fund, 1.20% (q)(r)	49,099,024	49,099,024

Total Short-Term Securities (Cost - $49,099,024) - 11.0%		49,099,024

Total Investments (Cost - $825,008,648*) - 167.3%		748,653,624
Other Assets Less Liabilities - 2.4%		10,738,174
Liability for Trust Certificates, Including Interest Expense and Fees
Payable - (11.6)%		(51,934,646)
Preferred Shares, at Redemption Value - (58.1)%		(259,975,802)
Net Assets Applicable to Common Shares - 100.0%		$ 447,481,350

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 772,837,161
Gross unrealized appreciation	$ 4,346,181
Gross unrealized depreciation	(80,034,920)
Net unrealized depreciation	$ (75,688,739)

(a)	FGIC Insured.

(b)	MBIA Insured.

(c)	FSA Insured.

(d)	AMBAC Insured.

(e)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	ACA Insured.

(g)	Assured Guaranty Insured.

(h)	FHA Insured.

(i)	CIFG Insured.

(j)	Security is collateralized by Municipal or U.S. Treasury Obligations.

(k)	FNMA Collateralized.

(l)	GNMA Collateralized.

(m)	XL Capital Insured.

(n)	Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.

(o)	Commonwealth Guaranteed.

(p)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniYield New York Insured Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income
CMA New York Municipal Money Fund	35,127,857	$ 79,099
(r) Represents the current yield as of report date.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 49,099,024
Level 2	699,554,600
Level 3	-
Total	$ 748,653,624

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New York Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield New York Insured Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New York Insured Fund, Inc.

Date: December 19, 2008